JPMorgan Tax Aware Equity Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Banks — 3.7%
Bank of America Corp.	653	22,090
First Republic Bank	19	3,081
Wells Fargo & Co.	379	16,627
		41,798
Beverages — 2.5%
Monster Beverage Corp. *	87	8,607
PepsiCo, Inc.	115	20,138
		28,745
Biotechnology — 3.5%
AbbVie, Inc.	230	33,022
Regeneron Pharmaceuticals, Inc. *	12	7,038
		40,060
Capital Markets — 1.5%
Morgan Stanley	200	16,874
Chemicals — 1.7%
Linde plc (United Kingdom)	62	18,804
Commercial Services & Supplies — 1.4%
Waste Connections, Inc.	122	16,218
Consumer Finance — 1.4%
American Express Co.	104	15,956
Electric Utilities — 2.4%
NextEra Energy, Inc.	323	27,331
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	40	21,435
Food Products — 1.6%
Mondelez International, Inc., Class A	281	17,986
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp. *	252	10,352
Health Care Providers & Services — 5.0%
UnitedHealth Group, Inc.	105	56,760
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc. *	4	7,259
Hilton Worldwide Holdings, Inc.	82	10,591
McDonald's Corp.	20	5,249
		23,099
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	81	15,675
Insurance — 1.1%
Arthur J Gallagher & Co.	29	5,226
Progressive Corp. (The)	65	7,410
		12,636

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 10.0%
Alphabet, Inc., Class A *	453	52,718
Alphabet, Inc., Class C *	411	47,953
Meta Platforms, Inc., Class A *	80	12,722
		113,393
Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc. *	501	67,556
IT Services — 3.7%
Fiserv, Inc. *	89	9,363
Mastercard, Inc., Class A	92	32,634
		41,997
Life Sciences Tools & Services — 2.5%
Danaher Corp.	97	28,302
Machinery — 1.2%
Deere & Co.	40	13,659
Media — 0.8%
Charter Communications, Inc., Class A *	21	9,218
Oil, Gas & Consumable Fuels — 4.2%
ConocoPhillips	222	21,649
Coterra Energy, Inc.	129	3,940
Exxon Mobil Corp.	226	21,867
		47,456
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	182	13,413
Eli Lilly & Co.	103	33,910
		47,323
Road & Rail — 5.6%
Norfolk Southern Corp.	118	29,677
Old Dominion Freight Line, Inc.	21	6,556
Union Pacific Corp.	120	27,208
		63,441
Semiconductors & Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc. *	67	6,282
Analog Devices, Inc.	71	12,226
ASML Holding NV (Registered), NYRS (Netherlands)	11	6,003
NVIDIA Corp.	78	14,240
NXP Semiconductors NV (China)	161	29,623
Texas Instruments, Inc.	187	33,506
		101,880
Software — 10.2%
Microsoft Corp.	411	115,500

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 2.5%
AutoZone, Inc. *	5	12,121
Lowe's Cos., Inc.	87	16,607
		28,728
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	432	70,180
Total Common Stocks (Cost $412,483)		1,112,362
Short Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (a) (b) (Cost $19,702)	19,699	19,703
Total Investments — 99.9% (Cost $432,185)		1,132,065
Other Assets Less Liabilities — 0.1%		1,090
NET ASSETS — 100.0%		1,133,155

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,132,065	$—	$—	$1,132,065

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (a) (b)	$14,898	$139,160	$134,355	$(1)	$1	$19,703	19,699	$26	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.